Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt Instruments were Outstanding	As of December 31, 2022, and 2021, the following debt instruments were outstanding:
	December 31,
(dollars in thousands)	2022	2021
Term loan	$4,489	$4,031
Revolvers	10,852	12,127
Secured borrowings under Securitization Facility	4,075	5,665
Total debt	19,416	21,823
Less: Current portion of long-term debt	4,970	18,603
Long-term debt, net of current maturities	$14,446	$3,220

Schedule of Maturities of Long-Term Debt	As of September 30, 2023 and December 31, 2022, the following debt instruments were outstanding:
(dollars in thousands)	September 30, 2023	December 31, 2022
Term loan	$3,854	$4,489
Revolvers	12,018	10,852
Secured borrowings under Securitization Facility	1,487	4,075
Total debt	17,358	19,416
Less: Current portion of long-term debt	3,456	4,970
Long-term debt, net of current maturities	$13,902	$14,446
As of December 31, 2022, maturities of long-term debt are as follows:
(dollars in thousands)	Maturity
2023	$4,970
2024	11,747
2025	169
2026	169
2027	931
Total debt	19,416
Less: Unamortized discount and debt issuance costs	23
Total maturities of long-term debt	19,393